FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheet
Balance Sheets

	December 31,
(Dollars in thousands)	2022	2021
Assets
Cash	$91,013	$49,746
Investment securities	1,681	1,836
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries
Commercial bank	2,161,338	2,447,095
Non-banks	11,246	10,417
Total investment in subsidiaries	2,172,584	2,457,512
Premises and equipment	283	1,311
Other assets	86,355	77,132
Total assets	$2,359,416	$2,595,037

Liabilities
Short-term borrowings	$0	$20,000
Subordinated notes	311,707	310,864
Dividends payable	1,271	1,042
Other liabilities	5,065	4,189
Total liabilities	318,043	336,095
Shareholders’ equity	2,041,373	2,258,942
Total liabilities and shareholders’ equity	$2,359,416	$2,595,037

Schedule of Condensed Income Statement
Statements of Income and Comprehensive Income (Loss)

	Years Ended December 31,
(Dollars in thousands)	2022	2021	2020
Income
Interest income	$37	$34	$27
Noninterest income	13	215	0
Net gain (loss) on equity securities	(156)	448	272
Dividends from subsidiaries	171,900	202,000	81,725
Total income	171,794	202,697	82,024

Expenses
Interest expense	16,624	15,900	14,172
Salaries and employee benefits	13,547	9,784	8,004
Professional services	256	2,343	1,160
Other	5,581	5,186	5,163
Total expenses	36,008	33,213	28,499
Income before income taxes and equity in undistributed net earnings of subsidiaries	135,786	169,484	53,525
Income tax expense (benefit)	(8,523)	(7,787)	(6,145)
Equity in undistributed earnings (loss) of subsidiaries	73,303	27,889	96,140
Net income	$217,612	$205,160	$155,810

Comprehensive income (loss)	$(140,618)	$156,063	$191,151

Schedule of Condensed Cash Flow Statement
Statements of Cash Flows

	Years Ended December 31,
(Dollars in thousands)	2022	2021	2020
Operating activities
Net income	$217,612	$205,160	$155,810
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (earnings) loss of subsidiaries	(73,303)	(27,889)	(96,140)
Depreciation and amortization	860	859	712
Stock-based compensation expense	13,379	9,635	7,678
Unrealized (gain) loss on equity securities	156	(448)	(272)
Deferred income taxes	(475)	(224)	(158)
(Decrease) increase in dividends payable	229	368	(175)
(Decrease) increase in other liabilities	634	(751)	(22)
Decrease (increase) in other assets	(8,748)	(8,096)	8,907
Net cash provided by (used in) operating activities	150,344	178,614	76,340

Investing activities
Capital contributions to subsidiaries	0	(113,152)	0
Other	1,011	0	0
Net cash (used in) provided by investing activities	1,011	(113,152)	0

Financing activities
(Decrease) increase in short-term borrowings	(20,000)	20,000	0
Proceeds from long-term borrowings	0	(10,592)	150,000
Cash dividends paid on common stock	(86,606)	(87,316)	(89,691)
Purchases of common stock	0	(108,077)	(16,686)
Proceeds from exercise of stock options, net of shares purchased	177	64	72
Other	(3,659)	(2,697)	(3,002)
Net cash provided by (used in) financing activities	(110,088)	(188,618)	40,693
Net increase (decrease) in cash	41,267	(123,156)	117,033
Cash at beginning of year	49,746	172,902	55,869
Cash at end of year	$91,013	$49,746	$172,902